Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs
Deferred charges accumulated amortization	$ 629	$ 675	$ 529